Net Income Per Ordinary Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Net Income Per Ordinary Share	Net Income Per Ordinary Share
Basic net income per ordinary share attributable to the Group has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share.

Basic and diluted net income per ordinary share attributable to the Group for the year ended December 31, 2020 includes an adjustment to reflect the accretion of the noncontrolling interest in MeDiNova to its redemption value. The noncontrolling interest was acquired in the year ended December 31, 2020 and therefore no adjustment has been required in the years ended December 31, 2022 and December 31, 2021.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	81,532,320	67,110,186	52,859,911
Effect of dilutive share options outstanding	936,043	958,125	423,674
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	82,468,363	68,068,311	53,283,585
The reconciliation between net income attributable to the Group per the Consolidated Statement of Operations and the net income used to calculate net income per ordinary share attributable to the Group is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Net income attributable to the Group	$505,304	153,185	$332,331
Noncontrolling interest adjustment to redemption amount	—	—	(4,522)
Net income attributable to the Group (including NCI redemption adjustment)	505,304	153,185	327,809

	December 31, 2022	December 31, 2021	December 31, 2020
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic	$6.20	$2.28	$6.20
Diluted	$6.13	$2.25	$6.15